Share based payment reserve (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of reserve for share based payments

Period/year ended	November 30, 2021	August 31, 2021
Balance at beginning of period/year	$5,680	$2,748
Share based compensation – Common shares (Note 17)	980	2,933
Transfer of reserve on exercise of options	-	(1)
Balance at end of period/year	$6,660	$5,680

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021 and November 30, 2021	7,351,000	CAD $0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	3,719,000	3,719,000	September 29, 2026	4.8
CAD $0.43	3,532,000	3,532,000	October 11, 2026	4.9
CAD $0.35	100,000	100,000	January 2, 2028	6.1
CAD $0.41	7,351,000	7,351,000		4.9

(1)	Total represents weighted average.